CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Amount allocated to convertible note	$ 156,000
Convertible Notes One [Member]
Amount allocated to beneficial conversion feature		$ 19,000
Amount allocated to convertible note		152,000
Par value of convertible note payable		200,000
Unamortization of debt discount		0
Balance of convertible note payable		200,000
Amount allocated to detachable warrants		25,000
Convertible Notes Two [Member]
Amount allocated to beneficial conversion feature		26,000
Amount allocated to convertible note		156,000
Par value of convertible note payable		200,000
Unamortization of debt discount		0
Balance of convertible note payable		200,000
Amount allocated to detachable warrants		22,000
Convertible Notes Three [Member]
Amount allocated to beneficial conversion feature		563,000
Amount allocated to convertible note		0
Par value of convertible note payable		1,000,000
Unamortization of debt discount		0
Balance of convertible note payable		1,000,000
Amount allocated to detachable warrants		$ 437,000